TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

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Effective on or about July 1, 2026, the twelfth paragraph in the “How NAV is Calculated” sub-section under the “Pricing of Shares” section of the Prospectus will be deleted in its entirety and replaced by the following:

The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. TAM uses a fair value model developed by an independent third-party pricing service to value foreign equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each foreign equity security held by the portfolios to reflect the security’s fair value at the time the portfolios determine their NAV. These recommendations are applied in accordance with the valuation procedures of the portfolios and TAM.

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Effective on or about July 1, 2026, the twelfth paragraph in the sub-section entitled “Net Asset Valuation (“NAV”) Determination - How NAV is Calculated” in the “Purchase, Redemption and Pricing of Shares” section of the Statement of Additional Information will be deleted in its entirety and replaced by the following:

The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. TAM uses a fair value model developed by an independent third-party pricing service to value foreign equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each foreign equity security held by the portfolios to reflect the security’s fair value at the time the portfolios determine their NAV. These recommendations are applied in accordance with the valuation procedures of the portfolios and TAM.

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Investors Should Retain this Supplement for Future Reference

June 12, 2026